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               MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
                            c/o Morgan Stanley Trust
                     Harborside Financial Center, Plaza Two
                          Jersey City, New Jersey 07311


                                       May 15, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Morgan Stanley Select Dimensions Investment Series
     File Number 33-54047


Dear Sir or Madam:

         On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 26, 2002.

                                    Very truly yours,
                                /s/ Marilyn K. Cranney
                                    ------------------
                                    Marilyn K. Cranney
                                    Assistant Secretary


cc:  Larry Greene
     Barry Fink